                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-7115

                      (Investment Company Act File Number)

                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 9/30/05

               Date of Reporting Period: Fiscal year ended 9/30/05

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.11	$10.23	$10.46	$10.31	$ 9.84
Income From Investment Operations:
Net investment income	0.52	0.43	0.39	0.60	0.68
Net realized and unrealized gain (loss) on investments	(0.23)	(0.03)	(0.12)	0.23	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.40	0.27	0.83	1.15
Less Distributions:
Distributions from net investment income	(0.51)	(0.44)	(0.39)	(0.60)	(0.68)
Distributions from net realized gain on investments	--	(0.08)	(0.11)	(0.08)	--
TOTAL DISTRIBUTIONS	(0.51)	(0.52)	(0.50)	(0.68)	(0.68)
Net Asset Value, End of Period	$ 9.89	$10.11	$10.23	$10.46	$10.31
Total Return [2]	2.96%	4.09%	2.62%	8.40%	12.03%

Ratios to Average Net Assets:
Net expenses	0.33%	0.33%	0.31%	0.30%	0.30%
Net investment income	5.11%	4.23%	3.78%	5.82%	6.63%
Expense waiver/reimbursement [3]	0.50%	0.51%	0.51%	0.55%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$260,040	$242,943	$309,572	$300,613	$139,737
Portfolio turnover	79%	86%	127%	105%	99%

1 Beginning with the year ended September 30, 2005, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2005 [1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.11	$10.23	$10.46	$10.31	$ 9.84
Income From Investment Operations:
Net investment income	0.49	0.40	0.36	0.57	0.65
Net realized and unrealized gain (loss) on investments	(0.23)	(0.03)	(0.12)	0.23	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.37	0.24	0.80	1.12
Less Distributions:
Distributions from net investment income	(0.48)	(0.41)	(0.36)	(0.57)	(0.65)
Distributions from net realized gain on investments	--	(0.08)	(0.11)	(0.08)	--
TOTAL DISTRIBUTIONS	(0.48)	(0.49)	(0.47)	(0.65)	(0.65)
Net Asset Value, End of Period	$ 9.89	$10.11	$10.23	$10.46	$10.31
Total Return [2]	2.66%	3.78%	2.31%	8.07%	11.69%

Ratios to Average Net Assets:
Net expenses	0.62%	0.63%	0.61%	0.60%	0.60%
Net investment income	4.80%	3.93%	3.48%	5.53%	6.28%
Expense waiver/reimbursement [3]	0.45%	0.46%	0.46%	0.50%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,647	$51,855	$48,632	$48,896	$33,261
Portfolio turnover	79%	86%	127%	105%	99%

1 Beginning with the year ended September 30, 2005, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,019.50	$1.67
Institutional Service Shares	$1,000	$1,018.10	$3.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.41	$1.67
Institutional Service Shares	$1,000	$1,022.01	$3.09

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%
Institutional Service Shares	0.61%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 2.96% for the Institutional Shares and 2.66% for the Institutional Service Shares. The Institutional Shares total return consisted of 5.14% taxable dividends and (2.18)% depreciation in the net asset value. The Lehman Brothers Mortgage-Backed Securities Index (Index), 1 returned 3.29%. The fund's total return reflected actual cashflows, transaction costs and other expenses not reflected in the total return of the Index. The difference between the total returns of the Shares and of the Index was due primarily to these factors.

During the 12-month reporting period, the fund's investment strategy focused on: (a) the selection of securities with advantageous prepayment characteristics; and (b) the effective duration of the portfolio. 2 Although security selection contributed positively to the fund's performance, the duration strategy did not contribute meaningfully to the fund's total returns relative to the Index.

The following discussion will focus on the performance of the fund's Institutional Shares.

MARKET OVERVIEW

Over the 12-month reporting period, the Federal Open Market Committee raised short-term interest rates by 25 basis points on eight separate occasions, increasing the Federal Funds Target Rate to 3.75% at period-end. Yields increased for all but the longest maturity Treasurys. For example, 2- and 10-year Treasury yields increased 1.56% and 0.20% to 4.17% and 4.32%, respectively. In contrast, long maturity Treasurys--defined as the 30-year maturity--posted a yield decline of 0.33%.

Mortgage yield spreads, or the yield differential between agency pass-through mortgage-backed securities and similar average life Treasurys, decreased during the year due to strong demand.

1 The Index is composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC, including GNMA Graduated Payment Mortgages. The Index is unmanaged, and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

SECURITY SELECTION

Security selection had a positive impact on fund performance during the 12-month period. The fund's portfolio transactions focused on reducing prepayment risk on mortgage-backed securities having interest rates above the current rates at which mortgage loans were originated during the period. Prepayments negatively impact mortgage security performance because prepaid principal reduces expected yield. Analysis of the factors which impact prepayments, including geographic considerations, loan balance, loan-to-value ratio, and credit score, resulted in advantageous prepayment performance compared to the Index.

GROWTH OF $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Mortgage Fund (Institutional Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2005, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2005
1 Year	2.96%
5 Years	5.96%
Start of Performance (5/31/1997)	6.54%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2005, compared to the Lehman Brothers Mortgage Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2005
1 Year	2.66%
5 Years	5.64%
Start of Performance (5/31/1997)	6.23%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund is not affected by cashflows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2005, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	93.2%
Non-Agency Mortgage-Backed Securities	5.8%
Repurchase Agreements - Cash	3.4%
Repurchase Agreements - Collateral [2]	0.9%
Other Assets and Liabilities-Net [3]	(3.3)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when issued and delayed delivery transactions.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2005

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--91.1%
		Federal Home Loan Mortgage Corporation--37.3%
$18,110,856		4.500%, 1/1/2019 - 5/1/2019	$17,754,352
38,214,285		5.000%, 11/1/2017 - 1/1/2034	37,733,075
55,203,104		5.500%, 12/1/2033 - 10/1/2035	55,249,870
5,176,318	[1]	6.000%, 6/1/2035 - 10/1/2035	5,265,511
2,774,574		7.000%, 6/1/2028 - 10/1/2032	2,902,109
1,200,232		7.500%, 1/1/2027 - 2/1/2031	1,276,659
152,304		8.000%, 3/1/2031	163,512
		TOTAL	120,345,088
		Federal National Mortgage Association--49.8%
8,820,278		4.500%, 11/1/2018 - 3/1/2020	8,644,976
39,163,905		5.000%, 6/1/2018 - 11/1/2034	38,698,736
46,220,967		5.500%, 2/1/2018 - 8/1/2035	46,416,953
47,504,273		6.000%, 2/1/2019 - 8/1/2035	48,417,888
12,234,279		6.500%, 2/1/2014 - 11/1/2032	12,615,351
5,379,325		7.000%, 6/1/2016 - 10/1/2035	5,639,648
50,737		7.500%, 4/1/2015	53,349
47,367		8.000%, 12/1/2026	51,120
		TOTAL	160,538,021
		Government National Mortgage Association--4.0%
5,052,493		5.000%, 5/15/2034 - 6/15/2034	5,014,526
6,833,697		5.500%, 5/20/2035	6,888,954
313,203		7.000%, 9/15/2028 - 11/15/2031	330,599
604,443		8.000%, 10/15/2030 - 11/15/2030	648,903
		TOTAL	12,882,982
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $294,515,514)	293,766,091
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
		Federal Home Loan Mortgage Corporation--0.1%
$9,441,220		4.500%, 8/15/2011, REMIC 2706 IO	$356,268
		Federal National Mortgage Association--0.0%
256,207		6.500%, 3/1/2032, REMIC 321 2	52,395
		Non-Agency Mortgage--5.8%
2,381,901		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,313,761
2,777,010		CHASE Mortgage Finance Corp. 2003-S14, Class 1A1, 5.000%, 1/25/2034	2,697,528
1,304,957		CHASE Mortgage Finance Corp. 2003-S15, Class 1A3, 6.000%, 1/25/2034	1,313,237
3,427,750		First Horizon Mortgage Pass-Through Trust 2004-AR6 4A1, 5.592%, 11/25/2034	3,448,640
1,412	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	988
117,823	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	103,685
2,428,437		Master Asset Securitization Trust 2003-8, Class 1A1, 5.500%, 9/25/2033	2,406,827
547,984	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	258
12,892		Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031	12,922
2,289,449		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.500%, 12/25/2033	2,269,054
2,130,217		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.000%, 6/25/2018	2,114,905
2,012,759		Wells Fargo Mortgage Backed Securities Trust 2004-DD, Class 1A1, 4.630%, 1/25/2035	1,986,432
		TOTAL	18,668,237
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $19,896,561)	19,076,900
		ADJUSTABLE RATE MORTGAGES--2.0%
		Federal National Mortgage Association--2.0%
3,283,898		4.431%, 5/1/2034, ARM	3,229,201
3,275,497		4.996%, 7/1/2035, ARM	3,260,109
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,578,739)	6,489,310
Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$55,562		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST $55,477)	$55,381
		REPURCHASE AGREEMENTS--4.3%
10,890,000		Interest in $1,500,000,000 joint repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for $1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001	10,890,000
3,000,000	[3,4]	Interest in $16,000,000 joint repurchase agreement 3.69%, dated 9/14/2005 under which CS First Boston Corp. will repurchase a U.S. Treasury Security and U.S. Government Agency securities with various maturities to 3/1/2035 for $16,047,560 on 10/13/2005. The market value of the underlying securities at the end of the period was $16,818,937	3,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	13,890,000
		TOTAL INVESTMENTS--103.3% (IDENTIFIED COST $334,936,291) [5]	333,277,682
		OTHER ASSETS AND LIABILITIES - NET-(3.3)%	(10,590,059)
		TOTAL NET ASSETS-100%	$322,687,623

1 All or a portion of this security is subject to a dollar roll transaction.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2005, these securities amounted to $104,931 which represents 0.03% of total net assets.

3 Security held as collateral for dollar roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 The cost of investments for federal tax purposes amounts to $334,936,291.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
IO	--Interest Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005

Assets:
Total investments in securities, at value (identified cost $334,936,291)		$333,277,682
Cash		214
Income receivable		1,414,290
Receivable for investments sold		1,985,144
Receivable for shares sold		589,528
TOTAL ASSETS		337,266,858
Liabilities:
Payable for investments purchased	$10,568,339
Payable for shares redeemed	348,723
Income distribution payable	548,267
Payable for dollar roll transactions	3,062,344
Payable for distribution services fee (Note 5)	2,592
Payable for shareholder services fee (Note 5)	11,711
Accrued expenses	37,259
TOTAL LIABILITIES		14,579,235
Net assets for 32,624,961 shares outstanding		$322,687,623
Net Assets Consist of:
Paid-in capital		$332,846,770
Net unrealized depreciation of investments		(1,658,609)
Accumulated net realized loss on investments		(8,159,946)
Distributions in excess of net investment income		(340,592)
TOTAL NET ASSETS		$322,687,623
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($260,040,400 ÷ 26,291,180 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.89
Institutional Service Shares:
($62,647,223 ÷ 6,333,781 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.89

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2005

Investment Income:
Interest (net of dollar roll expense of $504,538)			$16,552,611
Expenses:
Investment adviser fee (Note 5)		$1,216,676
Administrative personnel and services fee (Note 5)		243,846
Custodian fees		22,783
Transfer and dividend disbursing agent fees and expenses		67,810
Directors'/Trustees' fees		5,674
Auditing fees		19,894
Legal fees		13,190
Portfolio accounting fees		96,947
Distribution services fee--Institutional Service Shares (Note 5)		139,041
Shareholder services fee--Institutional Shares (Note 5)		621,381
Shareholder services fee--Institutional Service Shares (Note 5)		130,706
Share registration costs		28,202
Printing and postage		10,712
Insurance premiums		10,062
Taxes		27,786
Miscellaneous		3,048
TOTAL EXPENSES		2,657,758
Waivers (Note 5):
Waiver of investment adviser fee	$(736,170)
Waiver of administrative personnel and services fee	(12,069)
Waiver of distribution services fee--Institutional Service Shares	(111,233)
Waiver of shareholder services fee--Institutional Shares	(621,381)
TOTAL WAIVERS		(1,480,853)
Net expenses			1,176,905
Net investment income			15,375,706
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,074,893)
Net change in unrealized appreciation of investments			(3,656,412)
Net realized and unrealized loss on investments			(6,731,305)
Change in net assets resulting from operations			$8,644,401

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,375,706	$13,380,913
Net realized loss on investments	(3,074,893)	(4,526,953)
Net change in unrealized appreciation/depreciation of investments	(3,656,412)	2,937,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,644,401	11,791,381
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,723,782)	(11,835,444)
Institutional Service Shares	(2,677,523)	(2,024,179)
Distributions from net realized gain on investments
Institutional Shares	--	(2,342,722)
Institutional Service Shares	--	(391,532)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,401,305)	(16,593,877)
Share Transactions:
Proceeds from sale of shares	99,163,326	87,441,093
Net asset value of shares issued to shareholders in payment of distributions declared	8,605,315	8,845,620
Cost of shares redeemed	(73,122,002)	(154,890,621)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,646,639	(58,603,908)
Change in net assets	27,889,735	(63,406,404)
Net Assets:
Beginning of period	294,797,888	358,204,292
End of period (including distributions in excess of net investment income of $(340,592) and $(514,395), respectively)	$322,687,623	$294,797,888

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purhase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2005 is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 8,151
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$169,758
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$311,678

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended September 30, 2005 was as follows:

Maximum amount outstanding during the period	$36,765,420
Average amount outstanding during the period [1]	$19,148,151
Average shares outstanding during the period	30,349,730
Average debt per shares outstanding during the period	$0.63

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended September 30, 2005.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,415,372	$64,316,473	6,892,406	$69,529,405
Shares issued to shareholders in payment of distributions declared	709,530	7,109,779	768,312	7,758,166
Shares redeemed	(4,868,888)	(48,865,785)	(13,872,017)	(139,763,740)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,256,014	$22,560,467	(6,211,299)	$(62,476,169)

Year Ended September 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,473,305	$34,846,853	1,770,388	$17,911,688
Shares issued to shareholders in payment of distributions declared	149,311	1,495,536	107,715	1,087,454
Shares redeemed	(2,418,946)	(24,256,217)	(1,499,545)	(15,126,881)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,203,670	$12,086,172	378,558	$3,872,261
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,459,684	$34,646,639	(5,832,741)	$(58,603,908)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for REMIC adjustments.

For the year ended September 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$358,698	$199,402	($558,100)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2005 and September 30, 2004 were as follows:

	2005	2004
Ordinary income [1]	$15,401,305	$15,693,886
Long-term capital gains	$-	$899,991

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$207,637
Unrealized depreciation	$(1,658,609)
Capital loss carryforward	$6,109,212

At September 30, 2005, the cost of investments for federal tax purposes was $334,936,291. The net unrealized depreciation of investments for federal tax was $1,658,609. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,373,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,032,568.

At September 30, 2005, the Fund had a capital loss carryforward of $6,109,212 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to share holders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$6,048,203

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2005, for federal income tax purposes, post October losses of $2,050,734 were deferred to October 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the Adviser voluntarily waived $736,170 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, FSC voluntarily waived $111,233 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended September 30, 2005, FSC retained $27,808 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended September 30, 2005, FSSC voluntarily waived $621,381 of its fee. For the year ended September 30, 2005 FSSC retained $7,043 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2005 were as follows:

Purchases	$8,185,668
Sales	$10,451,408

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended September 30, 2005. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004, and the interim period commencing September 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., at September 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 11, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving:October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASUER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2005	[1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.87		$1.90	$1.93	$1.98	$1.96
Income From Investment Operations:
Net investment income	0.05		0.05	0.06	0.09	0.13
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.00	) [2]	(0.03)	(0.03)	(0.05)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.02	0.03	0.04	0.15
Less Distributions:
Distributions from net investment income	(0.05)		(0.05)	(0.06)	(0.09)	(0.13)
Net Asset Value, End of Period	$1.87		$1.87	$1.90	$1.93	$1.98
Total Return [3]	2.98%		1.24%	1.80%	2.00%	7.91%

Ratios to Average Net Assets:
Net expenses	0.35%		0.35%	0.35%	0.37%	0.35%
Net investment income	2.92%		2.89%	3.28%	4.47%	6.40%
Expense waiver/reimbursement [4]	0.65%		0.65%	0.62%	0.60%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$483,191		$699,984	$823,087	$887,733	$216,859
Portfolio turnover	26%		39%	63%	28%	22%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2005	[1]	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.87		$1.90	$1.93	$1.98	$1.96
Income From Investment Operations:
Net investment income	0.05		0.05	0.06	0.08	0.12
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.00	) [2]	(0.04)	(0.03)	(0.05)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.01	0.03	0.03	0.14
Less Distributions:
Distributions from net investment income	(0.05)		(0.04)	(0.06)	(0.08)	(0.12)
Net Asset Value, End of Period	$1.87		$1.87	$1.90	$1.93	$1.98
Total Return [3]	2.53%		0.78%	1.35%	1.54%	7.43%

Ratios to Average Net Assets:
Net expenses	0.79%		0.80%	0.80%	0.82%	0.80%
Net investment income	2.46%		2.44%	2.87%	4.04%	5.99%
Expense waiver/reimbursement [4]	0.45%		0.45%	0.42%	0.40%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,817		$347,433	$614,010	$886,440	$517,941
Portfolio turnover	26%		39%	63%	28%	22%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,020.60	$1.77
Institutional Service Shares	$1,000	$1,018.50	$3.95
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.16	$3.95

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.78%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.98% for Institutional Shares and 2.53% for Institutional Service Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T), a broad-based market index tracking one-year U.S. government securities, returned 1.69%, 1 while the average nine-month London Interbank Offered Rate (LIBOR) was 3.35%. 2 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the ML1T.

MARKET OVERVIEW

During the 12-month reporting period, the Federal Reserve Board (the "Fed") increased short-term interest rate targets eight times. In conjunction with these Fed increases, the yields on U.S. Treasury securities generally rose, and their prices fell. Additionally, due to the improving economic conditions which existed for nearly the entire period under review, credit sensitive securities tended to perform better than non-credit sensitive securities. In this market environment, corporate bonds, asset-backed securities (ABS) and mortgage-backed securities (MBS) therefore performed better than the Treasury/Agency sector.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

DURATION

Duration, 3 which is a general measure of the fund's sensitivity to interest rate movements, stood at 0.41 years at period end, reflective of fund management's belief that interest rates would continue to rise. This duration posture had a positive impact on performance, since short-term yields did, in fact, increase during the period under review.

SECTOR ALLOCATION

During the reporting period, the fund benefited from its position in ABS, which equaled approximately 40% of its total assets at the end of the reporting period. Also contributing to fund performance was the fact that the fund only had a de minimis allocation to the U.S. Treasury/Agency sector. While the fund's allocation to short-duration MBS, in general, contributed to its performance, the fund's holdings in adjustable-rate MBS sub-sector detracted from performance.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

GROWTH OF A $250,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Ultrashort Bond Fund (Institutional Shares) (the "Fund") from February 22, 2000 (start of performance) to September 30, 2005, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2005
1 Year	2.98%
5 Years	3.16%
Start of Performance (2/22/2000)	3.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Ultrashort Bond Fund (Institutional Service Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2005, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2005
1 Year	2.53%
5 Years	2.70%
Start of Performance (5/31/1997)	4.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	50.3%	Aaa	46.0%
AA	4.5%	Aa	8.6%
A	23.9%	A	21.0%
BBB	16.1%	Baa	15.6%
BB	1.4%	Ba	0.8%
B	0.2%	B	0.2%
Not Rated by S&P 3	0.9%	Not Rated by Moody's 3	5.1%
Cash Equivalents [4]	2.4%	Cash Equivalents [4]	2.4%
Other Assets and Liabilities--Net [5]	0.3%	Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.6% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 See Statement of Assets and Liabilities.

At September 30, 2005, the Fund's portfolio composition 6 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	39.8%
Asset-Backed Securities	38.6%
Mortgage-Backed Securities [7]	9.1%
Collateralized Mortgage Obligations	7.8%
U.S. Government Agency Securities	2.0%
Cash Equivalents [4]	2.4%
Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%

6 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, these security types correspond with the security types listed in the Portfolio of Investments which follows.

7 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

Portfolio of Investments

September 30, 2005

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--4.6%
		Federal National Mortgage Association--4.6%
$16,337,541		FNMA ARM 544848, 4.395%, 4/1/2030	$16,609,561
7,426,820		FNMA ARM 544872, 4.506%, 7/1/2034	7,554,205
3,090,093		FNMA ARM 556379, 4.265%, 5/1/2040	3,114,921
8,871,224		FNMA ARM 618128, 3.926%, 8/1/2033	8,907,911
428,843		FNMA ARM 638822, 5.650%, 6/1/2032	438,691
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $36,673,986)	36,625,289
		ASSET-BACKED SECURITIES--38.6%
		Auto Receivables--16.4%
2,539,727		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	2,541,922
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,988,398
5,000,000		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.47%, 5/6/2010	4,989,000
6,000,000		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	5,899,980
1,928,534		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,913,375
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,486,175
4,077,336		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,026,521
1,264,686		Capital One Auto Finance Trust 2003-A, Class A3A, 1.83%, 10/15/2007	1,261,626
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	4,929,750
2,136,503		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	2,125,543
600,681		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	599,216
713,274		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	707,140
930,365		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	925,981
1,196,478		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	1,154,171
3,385,883		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	3,301,168
4,935,394		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	4,912,642
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	7,921,360
5,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	4,965,600
2,278,714	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	2,276,849
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,481,651
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,264,650		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.50%, 9/15/2008	$2,247,891
8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	7,911,280
219,182		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	219,392
1,093,281		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	1,088,877
550,187		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	549,324
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,908,230
900,894		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	884,633
6,000,000		Nissan Auto Lease Trust 2004-A, Class A3, 2.90%, 8/15/2007	5,933,015
3,869,353		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	3,827,873
2,879,776		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007	2,872,865
5,500,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	5,464,965
1,906,353		Toyota Auto Receivables Owner Trust 2003-A, Class A, 3.788%, 3/15/2007	1,907,420
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.09%, 8/20/2010	7,854,179
4,404,102		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	4,387,498
10,290,000		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	10,036,249
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2007	5,977,260
1,364,839		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	1,356,162
		TOTAL	130,835,181
		Credit Card--9.6%
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 3.858%, 4/15/2012	8,029,600
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 3.798%, 10/15/2009	5,005,950
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	6,902,700
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 4.248%, 10/15/2007	3,752,025
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 4.736%, 2/9/2009	4,024,160
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	14,951,400
10,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 3.920%%, 11/25/2013	10,018,909
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 4.009%, 10/7/2013	10,074,100
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,054,880
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 4.198%, 9/15/2009	2,512,100
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 3.67%, 8/16/2010	6,017,700
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 3.81%, 8/15/2012	1,003,020
		TOTAL	76,346,544
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Equipment Lease--3.0%
$7,325,848		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	$7,224,140
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.94%, 10/15/2008	9,845,700
2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	2,480,455
2,830,892	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	2,768,981
1,769,308	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,736,416
		TOTAL	24,055,692
		Home Equity Loan--7.0%
81,019		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 4.35%, 12/5/2033	81,027
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 4.48%, 9/25/2034	5,027,345
454,111	[1]	Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	452,973
277,867	[1]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.58%, 5/25/2029	269,540
397,805	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	403,331
829,879		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	825,355
2,038,568		Countrywide Asset Backed Certificates 2004-4, Class A, 3.02%, 8/25/2034	2,045,336
2,878,883		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.046%, 9/20/2023	2,882,480
2,136,852		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 4.18%, 3/25/2034	2,142,194
849,967		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 4.07%, 11/25/2034	850,366
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 4.31%, 5/25/2034	4,021,876
6,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF1, Class A2B, 4.05%, 1/4/2010	6,002,814
2,651,094	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF4, Class N1, 5.071%, 9/25/2035	2,651,094
2,414,426	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	2,403,804
1,367	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	1,368
2,156,464	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 4.030%, 2/25/2009	2,157,944
1,640,310	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	1,633,607
2,636,733	[1]	Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	2,634,624
555,617		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	553,811
109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	24,089
4,333,879		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 4.23%, 11/17/2034	4,345,667
1,563,730		Option One Mortgage Loan Trust 2005-1, Class A1B, 4.16%, 3/22/2035	1,568,092
5,826,570	[1,2]	Quest Trust 2004 - X1, Class A, 4.16%, 3/25/2034	5,831,115
2,599,843		Residential Asset Securitization Trust 2003-KS6, Class A2, 4.13%, 8/25/2033	2,601,467
3,787,978		Saxon Asset Securities Trust 2005-1, Class A1, 4.06%, 5/25/2035	3,795,743
		TOTAL	55,207,062
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--1.1%
$1,631,179		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	$1,696,361
6,188,359		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	6,595,801
156,705		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	152,264
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 6.289%, 6/7/2016	525,636
		TOTAL	8,970,062
		Other--0.4%
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 4.64%, 6/15/2009	3,002,610
		Rate Reduction Bond--1.1%
7,314,859		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	7,164,100
1,833,443		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,855,792
		TOTAL	9,019,892
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $308,927,211)	307,437,043
		GOVERNMENT AGENCIES--2.0%
		Federal National Mortgage Association--2.0%
16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006 (IDENTIFIED COST $15,967,187)	15,812,335
		CORPORATE BONDS--39.5%
		Basic Industries - Chemicals--0.5%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,097,771
		Capital Goods - Aerospace & Defense--1.2%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,268,563
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,404,375
		TOTAL	9,672,938
		Capital Goods - Diversified Manufacturing--0.4%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,983,500
		Capital Goods - Environmental--0.7%
5,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	5,117,000
		Communications - Media & Cable--1.5%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,774,750
6,000,000		Cox Communications, Inc., Note, 4.41%, 12/14/2007	6,044,766
2,340,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	2,358,673
		TOTAL	12,178,189
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.6%
$4,500,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	$4,391,451
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 4.20%, 6/15/2010	4,752,850
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,921,852
		TOTAL	13,066,153
		Communications - Telecom Wireless--1.6%
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,644,252
10,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	10,093,800
		TOTAL	12,738,052
		Communications - Telecom Wirelines--2.1%
2,000,000		BellSouth Corp., 3.915%, 11/15/2007	2,001,640
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,308,508
2,290,000		Telecom Italia Capital, Note, 4.48%, 2/1/2011	2,292,634
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,670,150
		TOTAL	16,272,932
		Consumer Cyclical - Automotive--2.5%
5,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	5,473,440
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 4.03%, 3/7/2007	4,067,070
5,000,000		Ford Motor Credit Co., 4.83%, 9/28/2007	4,875,625
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 4.87%, 10/20/2005	5,000,120
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	502,649
		TOTAL	19,918,904
		Consumer Cyclical - Entertainment--0.9%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,062,790
		Consumer Cyclical - Retailers--1.4%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,156,693
2,100,000		Target Corp., 3.375%, 3/1/2008	2,049,789
		TOTAL	11,206,482
		Consumer Non-Cyclical Food/Beverage--1.4%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	3,930,920
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,375,275
		TOTAL	11,306,195
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Healthcare--0.5%
$4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	$3,891,680
		Consumer Non-Cyclical Products--1.2%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,220,250
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,427,400
		TOTAL	9,647,650
		Consumer Non-Cyclical Supermarkets--0.3%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,007,990
		Energy - Independent--0.4%
3,576,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,470,222
		Energy - Integrated--1.9%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,337,735
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,069,720
		TOTAL	15,407,455
		Energy - Refining--0.6%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,053,060
		Financial Institution - Banking--3.8%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,553,400
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,676,000
7,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	7,673,036
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,559,550
		TOTAL	30,461,986
		Financial Institution - Brokerage--2.3%
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	5,601,393
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,299,850
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,675,088
		TOTAL	18,576,331
		Financial Institution - Finance Noncaptive--3.5%
7,100,000		American Express Co., 3.75%, 11/20/2007	6,993,855
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,547,940
7,500,000	[1,2]	Residential Capital Corp., Floating Rate Note, 5.385%, 6/29/2007	7,565,790
5,000,000		SLM Corp., Floating Rate Note, 4.518%, 12/15/2014	4,937,000
		TOTAL	28,044,585
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.5%
$3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	$2,954,734
4,000,000		Duke Realty Corp., Floating Rate Note, 4.18%, 12/22/2006	4,000,720
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	4,737,626
		TOTAL	11,693,080
		Foreign-Local-Government--1.9%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,402,800
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,651,832
		TOTAL	15,054,632
		Technology--1.4%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,044,680
7,000,000		Deluxe Corp., 3.50%, 10/1/2007	6,785,450
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,632,775
		TOTAL	11,462,905
		Transportation - Airlines--0.9%
6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	6,833,835
		Transportation - Railroads--0.3%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,610,225
		Transportation - Services--0.9%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,891,200
3,000,000		Hertz Corp., 4.70%, 10/2/2006	2,968,263
		TOTAL	6,859,463
		Utility - Electric--2.3%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,028,590
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,459,575
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,594,725
		TOTAL	18,082,890
		TOTAL CORPORATE BONDS (IDENTIFIED COST $319,427,899)	314,778,895
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal National Mortgage Association--0.8%
2,314,029		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,354,798
1,411,899		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	1,453,428
2,657,416		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,735,582
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,616,070)	6,543,808
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.0%
		Federal Home Loan Mortgage Corporation--0.2%
$2,435,468		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	$131,801
1,305,090	[4]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.11813%, 2/15/2018	1,311,301
289,656		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	289,118
		TOTAL	1,732,220
		Non-Agency Mortgage--7.8%
563,118		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	560,714
963,289	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.678%, 1/28/2029	880,957
1,000,000		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.39%, 10/25/2035	997,340
2,528,365		Countrywide Home Loans 2003-15, Class 1A1, 4.33%, 6/25/2018	2,532,661
1,646,832		Countrywide Home Loans 2003-J1, Class 1A7, 5.75%, 3/25/2033	1,647,120
3,711,365		Crusade Global Trust 2005-1, Class A1, 3.945%, 6/17/2037	3,708,136
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 5.609%, 9/20/2009	4,000,000
4,081,171		Impac CMB Trust 2004-7, Class 1A2, 4.29%, 11/25/2034	4,087,275
6,029,997		Impac CMB Trust 2004-9, Class 1A2, 4.27%, 2/25/2035	6,043,263
4,918,657		Master Asset Securitization Trust 2003-8, Class 3A2, 4.23%, 9/25/2033	4,918,657
2,000,000		Permanent Financing (No. 8) PLC, Class 1C, 4.163%, 6/10/2042	1,999,090
3,294	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.449%, 10/26/2023	2,602
5,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	4,878,381
5,931,614		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	5,888,831
6,864,032		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	6,814,694
5,265,632		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.383%, 7/25/2034	5,318,054
7,791,740		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.733%, 7/25/2034	7,753,583
		TOTAL	62,031,358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,810,988)	63,763,578
		MUTUAL FUNDS--3.9% [3]
2,831,892		Federated Mortgage Core Portfolio	28,290,604
435,543		High Yield Bond Portfolio	2,939,917
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,519,817)	31,230,521
Principal Amount			Value
		REPURCHASE AGREEMENT--2.2%
$17,890,000		Interest in $1,500,000,000 repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for 1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001 (AT AMORTIZED COST)	$17,890,000
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $802,833,158) [5]	794,081,469
		OTHER ASSETS AND LIABILITIES - NET--0.4%	3,323,016
		TOTAL NET ASSETS--100%	$797,404,485

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified Institutional investors. At September 30, 2005, these securities amounted to $55,223,639 which represents 6.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that has been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2005, these securities amounted to $41,707,706 which represents 5.2% of total net assets.

3 Affiliated companies.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

5 The cost of investments for federal tax purposes amounts to $803,311,366.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

At September 30, 2005, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10-Year Futures (Short)	50	5,496,094	December 2005	$ 41,406
U.S. Treasury Notes 5-Year Futures (Short)	400	42,743,750	December 2005	200,000
U.S. Treasury Notes 2-Year Futures (Short)	475	97,798,047	December 2005	192,969
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS				$434,375

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005

Assets:
Total investments in securities, at value including $31,230,521 of investments in affiliated issuers (Note 5) (identified cost $802,833,158)		$794,081,469
Cash		259,131
Income receivable		5,003,878
Receivable for investments sold		42,293
Receivable for shares sold		794,455
Receivable for daily variation margin		220,280
TOTAL ASSETS		800,401,506
Liabilities:
Payable for shares redeemed	$1,889,275
Income distribution payable	830,555
Payable for Directors'/Trustees' fee	899
Payable for distribution services fee (Note 5)	66,391
Payable for shareholder services fee (Note 5)	65,850
Accrued expenses	144,051
TOTAL LIABILITIES		2,997,021
Net assets for 427,515,944 shares outstanding		$797,404,485
Net Assets Consist of:
Paid-in capital		$897,009,469
Net unrealized depreciation of investments and futures contracts		(8,317,314)
Accumulated net realized loss on investments, options and futures contracts		(91,148,286)
Distributions in excess of net investment income		(139,384)
TOTAL NET ASSETS		$797,404,485
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($483,191,495 ÷ 259,047,557 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Institutional Service Shares:
Net asset value per share ($166,816,915 ÷ 89,442,194 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Class A Shares:
Net asset value per share ($147,396,075 ÷ 79,026,193 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.87
Offering price per share (100/98.00 of $1.87) [1]		$1.91
Redemption proceeds per share		$1.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2005

Investment Income:
Interest (including income on securities loaned of $195)		$33,483,513
Dividends (received from affiliated issuers) (Note 5)		2,247,163
TOTAL INCOME		35,730,676
Expenses:
Investment adviser fee (Note 5)	$6,562,481
Administrative personnel and services fee (Note 5)	877,228
Custodian fees	55,498
Transfer and dividend disbursing agent fees and expenses	286,468
Directors'/Trustees' fees	13,053
Auditing fees	22,294
Legal fees	11,950
Portfolio accounting fees	157,645
Distribution services fee--Institutional Service Shares (Note 5)	636,002
Distribution services fee--Class A Shares (Note 5)	659,055
Shareholder services fee--Institutional Shares (Note 5)	1,549,153
Shareholder services fee--Institutional Service Shares (Note 5)	609,654
Shareholder services fee--Class A Shares (Note 5)	549,205
Share registration costs	45,657
Printing and postage	30,829
Insurance premiums	17,507
Taxes	142,639
Miscellaneous	15,242
TOTAL EXPENSES	12,241,560

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(4,313,034)
Waiver of administrative personnel and services fee	(43,793)
Waiver of distribution services fee--Institutional Service Shares	(127,200)
Waiver of shareholder services fee--Institutional Shares	(1,549,153)
Waiver of shareholder services fee--Institutional Service Shares	(6,675)
TOTAL WAIVERS AND REIMBURSEMENT		$(6,039,855)
Net expenses			$6,201,705
Net investment income			29,528,971
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $58,959 on the sale of investments in affiliated issuers (Note 5))			(12,963,220)
Net realized gain on futures contracts			2,340,744
Net change in unrealized depreciation of investments			4,261,453
Net change in unrealized depreciation of futures contracts			569,140
Net realized and unrealized loss on investments and futures contracts			(5,791,883)
Change in net assets resulting from operations			23,737,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,528,971	$42,731,607
Net realized loss on investments and futures contracts	(10,622,476)	(23,772,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,830,593	44,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,737,088	19,003,853
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,182,702)	(21,371,761)
Institutional Service Shares	(6,285,473)	(10,612,472)
Class A Shares	(5,215,620)	(9,399,869)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,683,795)	(41,384,102)
Share Transactions:
Proceeds from sale of shares	452,846,819	1,345,921,286
Net asset value of shares issued to shareholders in payment of distributions declared	15,590,284	22,269,647
Cost of shares redeemed	(1,053,112,572)	(1,827,234,202)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(584,675,469)	(459,043,269)
Change in net assets	(590,622,176)	(481,423,518)
Net Assets:
Beginning of period	1,388,026,661	1,869,450,179
End of period (including undistributed (distributions in excess of) net investment income of $(139,384) and $15,440, respectively)	$797,404,485	$1,388,026,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights for Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2005, the Fund had realized gains of $2,340,744 on futures contracts. Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, for each security held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3/26/2004	$ 454,090
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.58%, 5/25/2029	3/12/1999	262,585
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	396,935
C-BASS ABS LLC (Series 1999-3), Class B1, 6.68%, 1/28/2029	7/9/1999	788,542
First Franklin Mortgage Loan Asset Backed Certificates 2005HFF4, Class N1, 5.071%, 9/25/2035	8/24/2005	2,650,251
First Franklin Nim Trust 2004- FF7, Class A, 5.00%, 9/27/2034	9/9/2004	2,417,999
Harwood Street Funding I LLC 2004-1, Class CTFS, 4.99%, 9/20/2009	9/14/2004	4,000,000
Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	1,367
Long Beach Asset Holdings Corp. 2004-1, Class N1, 4.03%, 2/25/2009	1/30/2004	2,156,469
Long Beach Asset Holdings Corp. 2004-5 Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	1,643,873
Long Beach Asset Holdings Corp. 2005-2 Class N1, 4.15%, 4/25/2035	4/13/2005	2,628,597
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	108,887
Quest Trust 2004 - X1, Class A, 4.16%, 3/25/2034	3/15/2004	5,826,570
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	2,838

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

Year Ended September 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	156,663,301	$292,497,780	301,123,823	$567,967,989
Shares issued to shareholders in payment of distributions declared	4,099,656	7,663,045	4,187,086	7,895,708
Shares redeemed	(275,140,855)	(513,807,056)	(365,094,240)	(688,673,420)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(114,377,898)	$(213,646,231)	(59,783,331)	$(112,809,723)

Year Ended September 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	47,154,497	$88,135,887	138,606,910	$261,740,851
Shares issued to shareholders in payment of distributions declared	1,895,907	3,543,702	3,440,222	6,491,949
Shares redeemed	(144,975,029)	(270,789,131)	(279,876,275)	(528,390,506))
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(95,924,625)	$(179,109,542)	(137,829,143)	$(260,157,706)

Year Ended September 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,630,141	$72,213,152	273,266,033	$516,212,446
Shares issued to shareholders in payment of distributions declared	2,345,160	4,383,537	4,178,438	7,881,990
Shares redeemed	(143,681,511)	(268,516,385)	(323,266,319)	(610,170,276)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(102,706,210)	$(191,919,696)	(45,821,848)	$(86,075,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(313,008,733)	$(584,675,469)	(243,434,322)	$(459,043,269)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$29,683,795	$41,384,102

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$691,171
Net unrealized depreciation	$9,229,897
Capital loss carryforward	$82,343,691

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales.

At September 30, 2005, the cost of investments for federal tax purposes was $803,311,366. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $9,229,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,363,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,593,695.

At September 30, 2005, the Fund had a capital loss carryforward of $82,343,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2005, for federal income tax purposes, post October losses of $7,892,016 were deferred to October 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the Adviser voluntarily waived $4,313,034 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$396,129
High Yield Bond Portfolio	$410,722
Federated Mortgage Core Portfolio	$1,440,312

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, FSC voluntarily waived $127,200 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended September 30, 2005, FSC retained $950,682 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2005, FSC retained $905 in sales charges from the sales of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

The Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended September 30, 2005, FSSC voluntarily waived $1,555,828 of its fee. For the year ended September 30, 2005, FSSC retained $1,470 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2005, were as follows:

Purchases	$255,538,107
Sales	$570,615,194

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2005. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004 and interim period commencing October 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (IV) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

The fund did not designate any long-term capital gain dividends for the year ended September 30, 2005.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the two years in the period then ended were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 11, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

29540 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,		Period Ended
	2005 [1]	2004	9/30/2003	[2]
Net Asset Value, Beginning of Period	$1.87	$1.90	$1.92
Income From Investment Operations:
Net investment income	0.05	0.04	0.05
Net realized and unrealized loss on investments, options, and futures contracts	(0.01)	(0.03)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.01	0.03
Less Distributions:
Distributions from net investment income	(0.04)	(0.04)	(0.05)
Net Asset Value, End of Period	$1.87	$1.87	$1.90
Total Return [3]	2.42%	0.68%	1.23%

Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90	% [4]
Net investment income	2.35%	2.34%	2.53	% [4]
Expense waiver/reimbursement [5]	0.40%	0.40%	0.37	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$147,396	$340,610	$432,352
Portfolio turnover	26%	39%	63%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2005	Ending Account Value 9/30/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,017.80	$4.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.56	$4.56

1 Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.42% for Class A Shares. By comparison, for the same period, the Merrill Lynch 1-Year Treasury Note Index (ML1T), a broad-based market index tracking one-year U.S. government securities, returned 1.69%, 1 while the average nine-month London Interbank Offered Rate (LIBOR) was 3.35%. 2 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the ML1T.

MARKET OVERVIEW

During the 12-month reporting period, the Fed increased short-term interest rate targets eight times. In conjunction with these Fed increases, the yields on U.S. Treasury securities generally rose, and their prices fell. Additionally, due to the improving economic conditions which existed for nearly the entire period under review, credit sensitive securities tended to perform better than non-credit sensitive securities. In this market environment, corporate bonds, asset-backed securities (ABS) and mortgage-backed securities (MBS) therefore performed better than the Treasury/Agency sector.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted for the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

DURATION

Duration, 3 which is a general measure of the fund's sensitivity to interest rate movements, stood at 0.41 years at period end, reflective of fund management's belief that interest rates would continue to rise. This duration posture had a positive impact on performance, since short-term yields did, in fact, increase during the period under review.

SECTOR ALLOCATION

During the reporting period, the fund benefited from its position in ABS, which equaled approximately 40% of its total assets at the end of the reporting period. Also contributing to fund performance was the fact that the fund only had a de minimis allocation to the U.S. Treasury/Agency sector. While the fund's allocation to short-duration MBS, in general, contributed to its performance, the fund's holdings in adjustable-rate MBS sub-sector detracted from performance.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

GROWTH OF A $10,000 INVESTMENT

The Fund's Class A Shares commenced operations on October 11, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Ultrashort Bond Fund (Class A Shares) (the "Fund") from May 31, 1997 (start of performance) to September 30, 2005 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Return for the Period Ended 9/30/2005 [3]
1 Year	0.27%
5 Years	2.03%
Start of Performance (5/31/1997)	3.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge=$9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At September 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	50.3%	Aaa	46.0%
AA	4.5%	Aa	8.6%
A	23.9%	A	21.0%
BBB	16.1%	Baa	15.6%
BB	1.4%	Ba	0.8%
B	0.2%	B	0.2%
Not Rated by S&P 3	0.9%	Not Rated by Moody's 3	5.1%
Cash Equivalents [4]	2.4%	Cash Equivalents [4]	2.4%
Other Assets and Liabilities--Net [5]	0.3%	Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.6% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 See Statement of Assets and Liabilities.

At September 30, 2005, the Fund's portfolio composition 6 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	39.8%
Asset-Backed Securities	38.6%
Mortgage-Backed Securities [7]	9.1%
Collateralized Mortgage Obligations	7.8%
U.S. Government Agency Securities	2.0%
Cash Equivalents [4]	2.4%
Other Assets and Liabilities--Net [5]	0.3%
TOTAL	100.0%

6 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, these security types correspond with the security types listed in the Portfolio of Investments which follows.

7 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

Portfolio of Investments

September 30, 2005

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--4.6%
		Federal National Mortgage Association--4.6%
$16,337,541		FNMA ARM 544848, 4.395%, 4/1/2030	$16,609,561
7,426,820		FNMA ARM 544872, 4.506%, 7/1/2034	7,554,205
3,090,093		FNMA ARM 556379, 4.265%, 5/1/2040	3,114,921
8,871,224		FNMA ARM 618128, 3.926%, 8/1/2033	8,907,911
428,843		FNMA ARM 638822, 5.650%, 6/1/2032	438,691
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $36,673,986)	36,625,289
		ASSET-BACKED SECURITIES--38.6%
		Auto Receivables--16.4%
2,539,727		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	2,541,922
2,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	1,988,398
5,000,000		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.47%, 5/6/2010	4,989,000
6,000,000		Americredit Automobile Receivables Trust 2005-AX, Class A3, 3.63%, 1/6/2010	5,899,980
1,928,534		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	1,913,375
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,486,175
4,077,336		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	4,026,521
1,264,686		Capital One Auto Finance Trust 2003-A, Class A3A, 1.83%, 10/15/2007	1,261,626
5,000,000		Capital One Auto Finance Trust 2004-B, Class A3, 2.96%, 7/15/2008	4,929,750
2,136,503		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	2,125,543
600,681		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	599,216
713,274		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	707,140
930,365		Harley-Davidson Motorcycle Trust 2003-4, Class A1, 1.47%, 4/15/2008	925,981
1,196,478		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	1,154,171
3,385,883		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	3,301,168
4,935,394		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	4,912,642
8,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	7,921,360
5,000,000		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	4,965,600
2,278,714	[1,2]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	2,276,849
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,481,651
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,264,650		Long Beach Auto Receivables Trust 2004-A, Class A1, 1.50%, 9/15/2008	$2,247,891
8,000,000		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	7,911,280
219,182		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	219,392
1,093,281		Morgan Stanley Auto Loan Trust 2003-HB1, Class A1, 1.46%, 7/16/2007	1,088,877
550,187		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	549,324
7,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	6,908,230
900,894		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	884,633
6,000,000		Nissan Auto Lease Trust 2004-A, Class A3, 2.90%, 8/15/2007	5,933,015
3,869,353		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	3,827,873
2,879,776		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007	2,872,865
5,500,000		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	5,464,965
1,906,353		Toyota Auto Receivables Owner Trust 2003-A, Class A, 3.788%, 3/15/2007	1,907,420
8,000,000		Volkswagen Auto Lease Trust 2004-A, Class A4A, 3.09%, 8/20/2010	7,854,179
4,404,102		WFS Financial Owner Trust 2002-3, Class A4, 3.50%, 2/20/2010	4,387,498
10,290,000		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	10,036,249
6,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2007	5,977,260
1,364,839		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	1,356,162
		TOTAL	130,835,181
		Credit Card--9.6%
8,000,000		American Express Credit Account Master Trust 2004-5, Class A, 3.858%, 4/15/2012	8,029,600
5,000,000		Bank One Issuance Trust 2004-A2, Class A2, 3.798%, 10/15/2009	5,005,950
7,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	6,902,700
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 4.248%, 10/15/2007	3,752,025
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 4.736%, 2/9/2009	4,024,160
15,000,000		Citibank Credit Card Issuance Trust 2003-A2, Class A2, 2.70%, 1/15/2010	14,951,400
10,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 3.920%%, 11/25/2013	10,018,909
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 4.009%, 10/7/2013	10,074,100
4,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,054,880
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 4.198%, 9/15/2009	2,512,100
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 3.67%, 8/16/2010	6,017,700
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 3.81%, 8/15/2012	1,003,020
		TOTAL	76,346,544
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Equipment Lease--3.0%
$7,325,848		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	$7,224,140
10,000,000		CNH Equipment Trust 2004-A, Class A3B, 2.94%, 10/15/2008	9,845,700
2,500,000		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	2,480,455
2,830,892	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	2,768,981
1,769,308	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,736,416
		TOTAL	24,055,692
		Home Equity Loan--7.0%
81,019		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 4.35%, 12/5/2033	81,027
5,000,000		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 4.48%, 9/25/2034	5,027,345
454,111	[1]	Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	452,973
277,867	[1]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.58%, 5/25/2029	269,540
397,805	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	403,331
829,879		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	825,355
2,038,568		Countrywide Asset Backed Certificates 2004-4, Class A, 3.02%, 8/25/2034	2,045,336
2,878,883		Fifth Third Home Equity Loan Trust 2003-1, Class A, 4.046%, 9/20/2023	2,882,480
2,136,852		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 4.18%, 3/25/2034	2,142,194
849,967		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 4.07%, 11/25/2034	850,366
4,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF3, Class A2C, 4.31%, 5/25/2034	4,021,876
6,000,000		First Franklin Mortgage Loan Asset Backed Certificates 2005-FF1, Class A2B, 4.05%, 1/4/2010	6,002,814
2,651,094	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF4, Class N1, 5.071%, 9/25/2035	2,651,094
2,414,426	[1]	First Franklin NIM Trust 2004-FF7, Class A, 5.00%, 9/27/2034	2,403,804
1,367	[1]	Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	1,368
2,156,464	[1]	Long Beach Asset Holdings Corp. 2004-1, Class N1, 4.030%, 2/25/2009	2,157,944
1,640,310	[1]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	1,633,607
2,636,733	[1]	Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	2,634,624
555,617		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	553,811
109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	24,089
4,333,879		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 4.23%, 11/17/2034	4,345,667
1,563,730		Option One Mortgage Loan Trust 2005-1, Class A1B, 4.16%, 3/22/2035	1,568,092
5,826,570	[1,2]	Quest Trust 2004 - X1, Class A, 4.16%, 3/25/2034	5,831,115
2,599,843		Residential Asset Securitization Trust 2003-KS6, Class A2, 4.13%, 8/25/2033	2,601,467
3,787,978		Saxon Asset Securities Trust 2005-1, Class A1, 4.06%, 5/25/2035	3,795,743
		TOTAL	55,207,062
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--1.1%
$1,631,179		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	$1,696,361
6,188,359		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	6,595,801
156,705		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	152,264
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 6.289%, 6/7/2016	525,636
		TOTAL	8,970,062
		Other--0.4%
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 4.64%, 6/15/2009	3,002,610
		Rate Reduction Bond--1.1%
7,314,859		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	7,164,100
1,833,443		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,855,792
		TOTAL	9,019,892
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $308,927,211)	307,437,043
		GOVERNMENT AGENCIES--2.0%
		Federal National Mortgage Association--2.0%
16,000,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006 (IDENTIFIED COST $15,967,187)	15,812,335
		CORPORATE BONDS--39.5%
		Basic Industries - Chemicals--0.5%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,097,771
		Capital Goods - Aerospace & Defense--1.2%
2,250,000		Boeing Capital Corp., 5.65%, 5/15/2006	2,268,563
7,500,000		General Dynamics Corp., 2.125%, 5/15/2006	7,404,375
		TOTAL	9,672,938
		Capital Goods - Diversified Manufacturing--0.4%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,983,500
		Capital Goods - Environmental--0.7%
5,000,000		Waste Management, Inc., Note, 7.00%, 10/15/2006	5,117,000
		Communications - Media & Cable--1.5%
3,750,000		Comcast Corp., 6.375%, 1/30/2006	3,774,750
6,000,000		Cox Communications, Inc., Note, 4.41%, 12/14/2007	6,044,766
2,340,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	2,358,673
		TOTAL	12,178,189
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.6%
$4,500,000		Clear Channel Communications, Inc., 3.125%, 2/1/2007	$4,391,451
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 4.20%, 6/15/2010	4,752,850
4,000,000		Univision Communications, Inc., Unsecd. Note, 2.875%, 10/15/2006	3,921,852
		TOTAL	13,066,153
		Communications - Telecom Wireless--1.6%
2,600,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	2,644,252
10,000,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	10,093,800
		TOTAL	12,738,052
		Communications - Telecom Wirelines--2.1%
2,000,000		BellSouth Corp., 3.915%, 11/15/2007	2,001,640
7,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	7,308,508
2,290,000		Telecom Italia Capital, Note, 4.48%, 2/1/2011	2,292,634
4,600,000		Telefonos de Mexico, 8.25%, 1/26/2006	4,670,150
		TOTAL	16,272,932
		Consumer Cyclical - Automotive--2.5%
5,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	5,473,440
4,070,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 4.03%, 3/7/2007	4,067,070
5,000,000		Ford Motor Credit Co., 4.83%, 9/28/2007	4,875,625
5,000,000		General Motors Acceptance Corp., Floating Rate Note, 4.87%, 10/20/2005	5,000,120
500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	502,649
		TOTAL	19,918,904
		Consumer Cyclical - Entertainment--0.9%
7,000,000		AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	7,062,790
		Consumer Cyclical - Retailers--1.4%
9,100,000		CVS Corp., 5.625%, 3/15/2006	9,156,693
2,100,000		Target Corp., 3.375%, 3/1/2008	2,049,789
		TOTAL	11,206,482
		Consumer Non-Cyclical Food/Beverage--1.4%
4,000,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	3,930,920
7,500,000		General Mills, Inc., 3.875%, 11/30/2007	7,375,275
		TOTAL	11,306,195
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Healthcare--0.5%
$4,000,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	$3,891,680
		Consumer Non-Cyclical Products--1.2%
7,500,000		Gillette Co., 2.875%, 3/15/2008	7,220,250
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,427,400
		TOTAL	9,647,650
		Consumer Non-Cyclical Supermarkets--0.3%
2,000,000		Safeway Inc., 6.15%, 3/1/2006	2,007,990
		Energy - Independent--0.4%
3,576,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,470,222
		Energy - Integrated--1.9%
8,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	8,337,735
7,000,000		Conoco, Inc., 5.45%, 10/15/2006	7,069,720
		TOTAL	15,407,455
		Energy - Refining--0.6%
5,000,000		Valero Energy Corp., 7.375%, 3/15/2006	5,053,060
		Financial Institution - Banking--3.8%
7,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	7,553,400
7,600,000		PNC Funding Corp., 5.75%, 8/1/2006	7,676,000
7,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	7,673,036
7,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	7,559,550
		TOTAL	30,461,986
		Financial Institution - Brokerage--2.3%
5,550,000	[1,2]	Goldman Sachs Group LP, 6.75%, 2/15/2006	5,601,393
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,299,850
7,600,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	7,675,088
		TOTAL	18,576,331
		Financial Institution - Finance Noncaptive--3.5%
7,100,000		American Express Co., 3.75%, 11/20/2007	6,993,855
8,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	8,547,940
7,500,000	[1,2]	Residential Capital Corp., Floating Rate Note, 5.385%, 6/29/2007	7,565,790
5,000,000		SLM Corp., Floating Rate Note, 4.518%, 12/15/2014	4,937,000
		TOTAL	28,044,585
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.5%
$3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	$2,954,734
4,000,000		Duke Realty Corp., Floating Rate Note, 4.18%, 12/22/2006	4,000,720
4,655,000		EOP Operating LP, 8.375%, 3/15/2006	4,737,626
		TOTAL	11,693,080
		Foreign-Local-Government--1.9%
7,500,000		Ontario, Province of, 2.35%, 6/30/2006	7,402,800
7,600,000		Quebec, Province of, 5.50%, 4/11/2006	7,651,832
		TOTAL	15,054,632
		Technology--1.4%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,044,680
7,000,000		Deluxe Corp., 3.50%, 10/1/2007	6,785,450
3,750,000		First Data Corp., 3.375%, 8/1/2008	3,632,775
		TOTAL	11,462,905
		Transportation - Airlines--0.9%
6,750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	6,833,835
		Transportation - Railroads--0.3%
2,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	2,610,225
		Transportation - Services--0.9%
4,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,891,200
3,000,000		Hertz Corp., 4.70%, 10/2/2006	2,968,263
		TOTAL	6,859,463
		Utility - Electric--2.3%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,028,590
7,500,000		FPL Group, Inc., 3.25%, 4/11/2006	7,459,575
7,500,000		PSEG Power LLC, 6.875%, 4/15/2006	7,594,725
		TOTAL	18,082,890
		TOTAL CORPORATE BONDS (IDENTIFIED COST $319,427,899)	314,778,895
		MORTGAGE-BACKED SECURITIES--0.8%
		Federal National Mortgage Association--0.8%
2,314,029		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	2,354,798
1,411,899		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	1,453,428
2,657,416		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,735,582
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,616,070)	6,543,808
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.0%
		Federal Home Loan Mortgage Corporation--0.2%
$2,435,468		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	$131,801
1,305,090	[4]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 4.11813%, 2/15/2018	1,311,301
289,656		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	289,118
		TOTAL	1,732,220
		Non-Agency Mortgage--7.8%
563,118		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	560,714
963,289	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.678%, 1/28/2029	880,957
1,000,000		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.39%, 10/25/2035	997,340
2,528,365		Countrywide Home Loans 2003-15, Class 1A1, 4.33%, 6/25/2018	2,532,661
1,646,832		Countrywide Home Loans 2003-J1, Class 1A7, 5.75%, 3/25/2033	1,647,120
3,711,365		Crusade Global Trust 2005-1, Class A1, 3.945%, 6/17/2037	3,708,136
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 5.609%, 9/20/2009	4,000,000
4,081,171		Impac CMB Trust 2004-7, Class 1A2, 4.29%, 11/25/2034	4,087,275
6,029,997		Impac CMB Trust 2004-9, Class 1A2, 4.27%, 2/25/2035	6,043,263
4,918,657		Master Asset Securitization Trust 2003-8, Class 3A2, 4.23%, 9/25/2033	4,918,657
2,000,000		Permanent Financing (No. 8) PLC, Class 1C, 4.163%, 6/10/2042	1,999,090
3,294	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.449%, 10/26/2023	2,602
5,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	4,878,381
5,931,614		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	5,888,831
6,864,032		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	6,814,694
5,265,632		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.383%, 7/25/2034	5,318,054
7,791,740		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.733%, 7/25/2034	7,753,583
		TOTAL	62,031,358
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,810,988)	63,763,578
		MUTUAL FUNDS--3.9% [3]
2,831,892		Federated Mortgage Core Portfolio	28,290,604
435,543		High Yield Bond Portfolio	2,939,917
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,519,817)	31,230,521
Principal Amount			Value
		REPURCHASE AGREEMENT--2.2%
$17,890,000		Interest in $1,500,000,000 repurchase agreement 3.90%, dated 9/30/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 9/1/2035 for 1,500,487,500 on 10/3/2005. The market value of the underlying security at the end of the period was $1,530,000,001 (AT AMORTIZED COST)	$17,890,000
		TOTAL INVESTMENTS--99.6% (IDENTIFIED COST $802,833,158) [5]	794,081,469
		OTHER ASSETS AND LIABILITIES - NET--0.4%	3,323,016
		TOTAL NET ASSETS--100%	$797,404,485

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified Institutional investors. At September 30, 2005, these securities amounted to $55,223,639 which represents 6.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that has been deemed liquid by criteria approved by the Fund's Board of Directors. At September 30, 2005, these securities amounted to $41,707,706 which represents 5.2% of total net assets.

3 Affiliated companies.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

5 The cost of investments for federal tax purposes amounts to $803,311,366.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2005.

At September 30, 2005, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10-Year Futures (Short)	50	5,496,094	December 2005	$ 41,406
U.S. Treasury Notes 5-Year Futures (Short)	400	42,743,750	December 2005	200,000
U.S. Treasury Notes 2-Year Futures (Short)	475	97,798,047	December 2005	192,969
NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS				$434,375

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2005

Assets:
Total investments in securities, at value including $31,230,521 of investments in affiliated issuers (Note 5) (identified cost $802,833,158)		$794,081,469
Cash		259,131
Income receivable		5,003,878
Receivable for investments sold		42,293
Receivable for shares sold		794,455
Receivable for daily variation margin		220,280
TOTAL ASSETS		800,401,506
Liabilities:
Payable for shares redeemed	$1,889,275
Income distribution payable	830,555
Payable for Directors'/Trustees' fee	899
Payable for distribution services fee (Note 5)	66,391
Payable for shareholder services fee (Note 5)	65,850
Accrued expenses	144,051
TOTAL LIABILITIES		2,997,021
Net assets for 427,515,944 shares outstanding		$797,404,485
Net Assets Consist of:
Paid-in capital		$897,009,469
Net unrealized depreciation of investments and futures contracts		(8,317,314)
Accumulated net realized loss on investments, options and futures contracts		(91,148,286)
Distributions in excess of net investment income		(139,384)
TOTAL NET ASSETS		$797,404,485
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($483,191,495 ÷ 259,047,557 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Institutional Service Shares:
Net asset value per share ($166,816,915 ÷ 89,442,194 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$1.87
Offering price per share		$1.87
Redemption proceeds per share		$1.87
Class A Shares:
Net asset value per share ($147,396,075 ÷ 79,026,193 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$1.87
Offering price per share (100/98.00 of $1.87) [1]		$1.91
Redemption proceeds per share		$1.87

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2005

Investment Income:
Interest (including income on securities loaned of $195)		$33,483,513
Dividends (received from affiliated issuers) (Note 5)		2,247,163
TOTAL INCOME		35,730,676
Expenses:
Investment adviser fee (Note 5)	$6,562,481
Administrative personnel and services fee (Note 5)	877,228
Custodian fees	55,498
Transfer and dividend disbursing agent fees and expenses	286,468
Directors'/Trustees' fees	13,053
Auditing fees	22,294
Legal fees	11,950
Portfolio accounting fees	157,645
Distribution services fee--Institutional Service Shares (Note 5)	636,002
Distribution services fee--Class A Shares (Note 5)	659,055
Shareholder services fee--Institutional Shares (Note 5)	1,549,153
Shareholder services fee--Institutional Service Shares (Note 5)	609,654
Shareholder services fee--Class A Shares (Note 5)	549,205
Share registration costs	45,657
Printing and postage	30,829
Insurance premiums	17,507
Taxes	142,639
Miscellaneous	15,242
TOTAL EXPENSES	12,241,560

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver/Reimbursement of investment adviser fee	$(4,313,034)
Waiver of administrative personnel and services fee	(43,793)
Waiver of distribution services fee--Institutional Service Shares	(127,200)
Waiver of shareholder services fee--Institutional Shares	(1,549,153)
Waiver of shareholder services fee--Institutional Service Shares	(6,675)
TOTAL WAIVERS AND REIMBURSEMENT		$(6,039,855)
Net expenses			$6,201,705
Net investment income			29,528,971
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized gain of $58,959 on the sale of investments in affiliated issuers (Note 5))			(12,963,220)
Net realized gain on futures contracts			2,340,744
Net change in unrealized depreciation of investments			4,261,453
Net change in unrealized depreciation of futures contracts			569,140
Net realized and unrealized loss on investments and futures contracts			(5,791,883)
Change in net assets resulting from operations			23,737,088

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,528,971	$42,731,607
Net realized loss on investments and futures contracts	(10,622,476)	(23,772,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,830,593	44,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,737,088	19,003,853
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,182,702)	(21,371,761)
Institutional Service Shares	(6,285,473)	(10,612,472)
Class A Shares	(5,215,620)	(9,399,869)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,683,795)	(41,384,102)
Share Transactions:
Proceeds from sale of shares	452,846,819	1,345,921,286
Net asset value of shares issued to shareholders in payment of distributions declared	15,590,284	22,269,647
Cost of shares redeemed	(1,053,112,572)	(1,827,234,202)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(584,675,469)	(459,043,269)
Change in net assets	(590,622,176)	(481,423,518)
Net Assets:
Beginning of period	1,388,026,661	1,869,450,179
End of period (including undistributed (distributions in excess of) net investment income of ($139,384) and $15,440, respectively)	$797,404,485	$1,388,026,661

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2005

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights for the Institutional Shares and the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2005, the Fund had realized gains of $2,340,744 on futures contracts. Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, for each security held at September 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Asset Backed Funding Corp. NIM 2004-OPT 1, Class N1, 4.55%, 11/26/2033	3/26/2004	$ 454,090
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 4.58%, 5/25/2029	3/12/1999	262,585
Bayview Financial Acquisition Trust 1998-1, Class MII1, 7.52%, 5/25/2029	12/8/1998	396,935
C-BASS ABS LLC (Series 1999-3), Class B1, 6.68%, 1/28/2029	7/9/1999	788,542
First Franklin Mortgage Loan Asset Backed Certificates 2005HFF4, Class N1, 5.071%, 9/25/2035	8/24/2005	2,650,251
First Franklin Nim Trust 2004- FF7, Class A, 5.00%, 9/27/2034	9/9/2004	2,417,999
Harwood Street Funding I LLC 2004-1, Class CTFS, 4.99%, 9/20/2009	9/14/2004	4,000,000
Long Beach Asset Holdings Corp. 2003-3, Class N1, 7.26%, 7/25/2033	6/13/2003	1,367
Long Beach Asset Holdings Corp. 2004-1, Class N1, 4.03%, 2/25/2009	1/30/2004	2,156,469
Long Beach Asset Holdings Corp. 2004-5 Class A, 5.00%, 9/25/2034	9/15/2004 - 9/17/2004	1,643,873
Long Beach Asset Holdings Corp. 2005-2 Class N1, 4.15%, 4/25/2035	4/13/2005	2,628,597
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	108,887
Quest Trust 2004 - X1, Class A, 4.16%, 3/25/2034	3/15/2004	5,826,570
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	2,838

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

Year Ended September 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	156,663,301	$292,497,780	301,123,823	$567,967,989
Shares issued to shareholders in payment of distributions declared	4,099,656	7,663,045	4,187,086	7,895,708
Shares redeemed	(275,140,855)	(513,807,056)	(365,094,240)	(688,673,420)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(114,377,898)	$(213,646,231)	(59,783,331)	$(112,809,723)

Year Ended September 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	47,154,497	$88,135,887	138,606,910	$261,740,851
Shares issued to shareholders in payment of distributions declared	1,895,907	3,543,702	3,440,222	6,491,949
Shares redeemed	(144,975,029)	(270,789,131)	(279,876,275)	(528,390,506))
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(95,924,625)	$(179,109,542)	(137,829,143)	$(260,157,706)

Year Ended September 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,630,141	$72,213,152	273,266,033	$516,212,446
Shares issued to shareholders in payment of distributions declared	2,345,160	4,383,537	4,178,438	7,881,990
Shares redeemed	(143,681,511)	(268,516,385)	(323,266,319)	(610,170,276)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(102,706,210)	$(191,919,696)	(45,821,848)	$(86,075,840)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(313,008,733)	$(584,675,469)	(243,434,322)	$(459,043,269)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$29,683,795	$41,384,102

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$691,171
Net unrealized depreciation	$9,229,897
Capital loss carryforward	$82,343,691

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales.

At September 30, 2005, the cost of investments for federal tax purposes was $803,311,366. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $9,229,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,363,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,593,695.

At September 30, 2005, the Fund had a capital loss carryforward of $82,343,691 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2005, for federal income tax purposes, post October losses of $7,892,016 were deferred to October 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the Adviser voluntarily waived $4,313,034 of its fee.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$396,129
High Yield Bond Portfolio	$410,722
Federated Mortgage Core Portfolio	$1,440,312

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2005, FSC voluntarily waived $127,200 of its fee. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended September 30, 2005, FSC retained $950,682 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2005, FSC retained $905 in sales charges from the sales of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

The Fund may pay fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended September 30, 2005, FSSC voluntarily waived $1,555,828 of its fee. For the year ended September 30, 2005, FSSC retained $1,470 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2005, were as follows:

Purchases	$255,538,107
Sales	$570,615,194

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Board of Directors (the "Directors"), upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended September 30, 2003 and September 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending September 30, 2005. During the Fund's fiscal years ended September 30, 2003 and September 30, 2004 and interim period commencing October 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned of the subject of a disagreement (as defined in paragraph (a) (1) (IV) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

9. FEDERAL TAX INFORMATION (UNAUDITED)

The fund did not designate any long-term capital gain dividends for the year ended September 30, 2005.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 11, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1993	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q788

29291 (11/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.           Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $62,200

                           Fiscal year ended 2004 - $61,931

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $2,708

                  Transfer Agent Service Auditors Report

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and
         $91,101 respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures. Fiscal year ended 2004 - Attestations services relating to the review of fund share transactions, Transfer Agent Service Auditors report and fees for review of N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $65,000
         respectively.

         Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2005 - $0

                           Fiscal year ended 2004 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,187 and
         $125,143 respectively. Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis. Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                  Fiscal year ended 2005 - 0%

                  Fiscal year ended 2004 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2005 - $96,782

                  Fiscal year ended 2004 - $344,197

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Total Return Series, Inc.

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer
                  (insert name and title)

Date              November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ J. Christopher Donahue
                  J. Christopher Donahue
                  Principal Executive Officer

Date              November 22, 2005

By                /S/ Richard J. Thomas
                  Richard J. Thomas
                  Principal Financial Officer

Date              November 22, 2005